GOODWILL (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Goodwill			$ 538
Fair value of identifiable assets acquired			$ 3,000
Aggregate impairment loss		$ 64,723
Loss on impairment to goodwill		43,862
Goodwill reduced		0
Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate applied to cash flow projections			31.50%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rate applied to cash flow projections			24.50%
Acquisition Of Salva Rx [Member]
IfrsStatementLineItems [Line Items]
Goodwill	$ 538			$ 43,324
Consideration paid	28,738
Fair value of identifiable assets acquired	$ 28,200
Loss on impairment to goodwill		$ 43,862